STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIENCY (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2005 Warrants issued to purchase common stock at $.025	Dec. 31, 2004 Warrants issued to purchase common stock at $.025	Dec. 31, 2005 Warrants issued to purchase common stock at $.05	Dec. 31, 2004 Warrants issued to purchase common stock at $.05
Warrants issued to purchase common stock, per share		$ 0.025	$ 0.025	$ 0.05	$ 0.05
Retrospective adjustment for the reverse common stock split, ratio	35